Note 19 - Revenues	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
19.	Revenues

Revenues are comprised of the following:

	2017	2018	2019
Time charter revenues	39,363	39,442	61,695
Time charter revenues from related parties	-	1,606	1,311
Voyage charter revenue	-	-	3,082
Total	39,363	41,048	66,088

The Company typically enters into time charters for periods ranging between three
to
five
years and include a charterer’s option to renew for a further two one
-year periods at predetermined daily rates. In addition, the time charter agreements may
contain variable consideration in terms of profit share. The profit share is paid on a quarterly basis and consists of
50%
of the difference (if that is positive) between the average Timecharter equivalent rates for
MR2
Product Tankers of a number of publicly listed shipping companies to the agreed base fixed rate of the respective time charter. Due to the volatility of the charter rates, the Company only accounts for the options when the Charterer gives notice that the option will be exercised. In a time charter contract, the vessel is hired by the charterer for a specified period of time in exchange for consideration which is based on a daily hire rate. The charterer has the full discretion over the ports visited, shipping routes and vessel speed. The contract/charter party generally provides typical warranties regarding the speed and performance of the vessel. The charter party generally has some owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws, and carry only lawful or non-hazardous cargo. In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period. The charterer generally pays the charter hire in advance of the upcoming contract period.

Included in Voyage charter revenue for the year ended
December 31, 2019
is demurrage earned by the Company of
$687
. As of
December 31, 2019,
all of the Company’s vessels are employed under time charters.